Summary of Significant Accounting Policies - Revenue by Significant Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	$ 425,215	$ 384,565	$ 389,632
Manufactured Products [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	361,853	296,075	318,672
Distributed Products [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	41,985	75,200	62,128
SDI [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	$ 21,377	$ 13,290	$ 8,832